Offerings - Offering: 1	Jun. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, No Par Value
Amount Registered | shares	1,200,000
Proposed Maximum Offering Price per Unit	8.58
Maximum Aggregate Offering Price	$ 10,296,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,576.32
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock which become issuable under the plan to which this registration relates by reason of any anti-dilution provisions, stock dividend, stock split, recapitalization or any other similar transaction or action taken effected without the receipt of consideration which results in an increase in the number of the registrant's outstanding shares of common stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee, pursuant to Rule 547(h) under the Securities Act. The computation with respect to unissued awards is based upon the average high and low sales prices of the registrant's common stock as reported on the Nasdaq Capital Market on June 12, 2025.